Financial Instruments - Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Book value	R$ 17,418,352	R$ 12,076,375
Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Book value	2,937,029	2,770,589
Financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Book value	13,431,108	7,970,461
Fair value	13,316,522	7,829,334
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Book value	1,354	586
Fair value	1,354	586
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Accounts payable [ member]
Disclosure of detailed information about financial instruments [line items]
Book value	6,500,071	4,996,102
Fair value	6,380,302	4,898,949
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Trade Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Book value	97,825	117,836
Fair value	97,825	117,836
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Book value	3,035,294	762,451
Fair value	3,041,500	747,651
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | FIDC Senior Quota Holders [member]
Disclosure of detailed information about financial instruments [line items]
Book value	3,710,894	2,074,571
Fair value	3,709,871	2,045,397
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Book value	85,670	18,915
Fair value	85,670	18,915
Financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Book value	17,418,352	12,076,375
Fair value	17,418,352	12,076,375
Financial assets [member] | Level 1 and 2 of Fair Value Hierarchy [member] | Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Book value	2,937,029	2,770,589
Fair value	2,937,029	2,770,589
Financial assets [member] | Level 2 of fair value hierarchy [member] | Accounts receivable from card issuers [member]
Disclosure of detailed information about financial instruments [line items]
Book value	14,066,814	9,244,608
Fair value	14,066,814	9,244,608
Financial assets [member] | Level 2 of fair value hierarchy [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Book value	249,417	44,616
Fair value	249,417	44,616
Financial assets [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Book value	14,062	1,195
Fair value	14,062	1,195
Financial assets [member] | Level 2 of fair value hierarchy [member] | Other accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Book value	151,030	15,367
Fair value	R$ 151,030	R$ 15,367